Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of significant accounting policies [Abstract]
Disclosure of detailed information about subsidiaries in consolidated financial statements [text block]
The consolidated entities were as follows:

			Percentage of Ownership (%)
Name of Investor	Name of Subsidiary	Main Activities and Location	December 31, 2017	December 31, 2016
AUO	AU Optronics (L) Corp. (AULB)	Holding and trading company (Malaysia)	100.00	100.00
AUO	Konly Venture Corp. (Konly)	Venture capital investment (Taiwan ROC)	100.00	100.00
AUO	Ronly Venture Corp. (Ronly)	Venture capital investment (Taiwan ROC)	100.00	100.00
AUO	Space Money Inc. (SMI)	Sale of TFT-LCD panels; leasing (Taiwan ROC)	100.00	100.00
AUO	U-Fresh Technology Inc. (UTI)	Planning, design and development of construction for environmental protection and related project management (Taiwan ROC)	100.00(1)	-

			Percentage of Ownership (%)
Name of Investor	Name of Subsidiary	Main Activities and Location	December 31, 2017	December 31, 2016
AUO, Konly and Ronly	Darwin Precisions Corporation (DPTW)	Manufacturing, design and sale of TFT-LCD modules, TV set, backlight modules and related parts (Taiwan ROC)	41.05(2)	51.04
AUO, Konly and Ronly	Sanda Materials Corporation (SDMC)	Holding company (Taiwan ROC)	99.99	99.99
AUO, Konly and Ronly	AUO Crystal Corp. (ACTW)	Manufacturing and sale of ingots and solar wafers (Taiwan ROC)	96.03	96.31
Konly	Fargen Power Corporation (FGPC)	Renewable energy power generation (Taiwan ROC)	-(3)	100.00
Konly	LiGen Power Corporation (LGPC)	Renewable energy power generation (Taiwan ROC)	100.00	100.00
Konly	TronGen Power Corporation (TGPC)	Renewable energy power generation (Taiwan ROC)	-(3)	100.00(1)
Konly	ChampionGen Power Corporation (CGPC)	Renewable energy power generation (Taiwan ROC)	100.00(1)	-
ACTW	AUO Crystal (Malaysia) Sdn. Bhd. (ACMK)	Manufacturing and sale of solar wafers (Malaysia)	100.00	100.00
SDMC	M.Setek Co., Ltd. (M.Setek)	Manufacturing and sale of ingots (Japan)	99.9991	99.9991
AULB	AU Optronics Corporation America (AUUS)	Sales and sales support of TFT-LCD panels (United States)	100.00	100.00
AULB	AU Optronics Corporation Japan (AUJP)	Sales support of TFT-LCD panels (Japan)	100.00	100.00
AULB	AU Optronics Europe B.V. (AUNL)	Sales support of TFT-LCD panels (Netherlands)	100.00	100.00
AULB	AU Optronics Korea Ltd. (AUKR)	Sales support of TFT-LCD panels (South Korea)	100.00	100.00
AULB	AU Optronics Singapore Pte. Ltd. (AUSG)	Holding company and sales support of TFT-LCD panels (Singapore)	100.00	100.00
AULB	AU Optronics (Czech) s.r.o. (AUCZ)	Assembly of solar modules (Czech Republic)	100.00	100.00
AULB	AU Optronics (Shanghai) Co., Ltd. (AUSH)	Sales support of TFT-LCD panels (PRC)	100.00	100.00
AULB	AU Optronics (Xiamen) Corp. (AUXM)	Manufacturing and assembly of TFT-LCD modules (PRC)	100.00	100.00
AULB	AU Optronics (Suzhou) Corp., Ltd. (AUSZ)	Manufacturing and assembly of TFT-LCD modules (PRC)	100.00	100.00
AULB	AU Optronics Manufacturing (Shanghai) Corp. (AUSJ)	Manufacturing and assembly of TFT-LCD modules (PRC)	100.00	100.00
AULB	AU Optronics (Slovakia) s.r.o. (AUSK)	Repairing of TFT-LCD modules; injecting and stamping parts; manufacturing and sale of mold (Slovakia Republic)	100.00	100.00

			Percentage of Ownership (%)
Name of Investor	Name of Subsidiary	Main Activities and Location	December 31, 2017	December 31, 2016
AULB	AFPD Pte., Ltd. (AUST)	Manufacturing TFT-LCD panels based on low temperature polysilicon technology (Singapore)	100.00	100.00
AULB	AU Optronics (Kunshan) Co., Ltd. (AUKS)	Manufacturing and sale of TFT-LCD panels (PRC)	51.00	51.00
AULB	a.u. Vista Inc. (AUVI)	Research and development and IP related business (United States)	100.00	100.00
AULB and DPTW	BriView (L) Corp. (BVLB)	Holding company (Malaysia)	100.00	100.00
AUSG	AUO Energy (Tianjin) Corp. (AETJ)	Manufacturing and sale of solar modules (PRC)	100.00	100.00
AUSG	AUO Green Energy America Corp. (AEUS)	Sale and sales support of solar-related products (United States)	100.00	100.00
AUSG	AUO Green Energy Europe B.V. (AENL)	Sales support of solar-related products(Netherlands)	100.00	100.00
AUXM	BriView (Xiamen) Corp. (BVXM)	Manufacturing and sale of liquid crystal products and related parts (PRC)	100.00	100.00(4)
AUSH	AUO Care Management (Suzhou) Co., Ltd. (A-Care)	Design, development and sales of software and hardware for health care industry (PRC)	100.00(1)	-
DPTW	Darwin Precisions (L) Corp. (DPLB)	Holding company (Malaysia)	100.00	100.00
DPTW	Forhouse International Holding Ltd. (FHVI)	Holding company (BVI)	100.00	100.00
DPTW	Force International Holding Ltd. (FRVI)	Holding company (BVI)	100.00	100.00
FHVI	Fortech International Corp. (FTMI)	Holding company (Mauritius)	100.00	100.00
FHVI	Forward Optronics International Corp. (FWSA)	Holding company (Samoa)	100.00	100.00
FHVI	Prime Forward International Ltd. (PMSA)	Holding company (Samoa)	100.00	100.00
FHVI	Full Luck Precisions Co., Ltd. (FLMI)	Holding company (Mauritius)	100.00	100.00
FRVI	Forefront Corporation (FFMI)	Holding company (Mauritius)	100.00	100.00
FFMI	Forthouse Electronics (Suzhou) Co., Ltd. (FHWJ)	Manufacturing of motorized treadmills (PRC)	100.00	100.00
FTMI	Fortech Electronics (Suzhou) Co., Ltd. (FTWJ)	Manufacturing and sale of light guide plates, backlight modules and related parts (PRC)	100.00	100.00
FTMI	FORTECH OPTRONICS (XIAMEN) CO., LTD. (FTXM)(5)	Manufacturing and sale of light guide plates, backlight modules and related parts (PRC)	100.00	100.00

			Percentage of Ownership (%)
Name of Investor	Name of Subsidiary	Main Activities and Location	December 31, 2017	December 31, 2016
FWSA and FTMI	Suzhou Forplax Optronics Co., Ltd. (FPWJ)	Manufacturing and sale of precision plastic parts (PRC)	100.00	100.00
PMSA	Fortech Electronics (Kunshan) Co., Ltd. (FTKS)	Manufacturing and sale of light guide plates, backlight modules and related parts (PRC)	100.00	100.00
FLMI	Full Luck (Wujiang) Precisions Co., Ltd. (FLWJ)(5)	Manufacturing and sales of precision metal parts (PRC)	100.00	100.00
DPLB	Darwin Precisions (Hong Kong) Limited (DPHK)	Holding company (Hong Kong)	100.00	100.00
DPLB	Darwin Precisions (Slovakia) s.r.o. (DPSK)	Manufacturing, assembly and sale of automotive parts (Slovakia Republic)	100.00	100.00(1)
DPHK	Darwin Precisions (Suzhou) Corp. (DPSZ)	Manufacturing and sale of backlight modules and related parts (PRC)	100.00	100.00
DPHK	Darwin Precisions (Xiamen) Corp. (DPXM)	Manufacturing and sale of backlight modules and related parts (PRC)	100.00	100.00
DPHK	Darwin Precisions (Chengdu) Corp. (DPCD)(5)	Manufacturing and sale of backlight modules and related parts (PRC)	100.00	100.00
BVLB	BriView (Hefei) Co., Ltd. (BVHF)	Manufacturing and sale of liquid crystal products and related parts (PRC)	100.00	100.00

Note 1:	TGPC was incorporated in April 2016. DPSK was incorporated in May 2016. UTI was incorporated in January 2017. CGPC was incorporated in May 2017. A-Care was incorporated in September 2017.

Note 2:
As at December 31, 2017, although the Company did not own more than 50% of the DPTW’s ownership interests, it was considered to have de facto control over the operating policies of DPTW. As a result, DPTW was accounted for as a subsidiary of the Company. Please refer to note 13 for further details.

Note 3:	The Company disposed all its shareholdings in FGPC and TGPC to Star Shining Energy Corporation (“SSEC”), an associate of the Company, in December 2017. Please refer to note 14 for further details.

Note 4:
As part of a business restructuring, BVLB disposed all its shareholdings in wholly owned subsidiary, BVXM, to AUXM in March 2016. This transaction has no net effect on the Company’s consolidated financial statements as there was no change in control of BVXM by the Company.

Note 5:	DPCD, FLWJ and FTXM have been resolved by their respective boards of directors for liquidation. The liquidation is still in process for these entities as of December 31, 2017.